ACCOUNTING POLICIES - RECONCILIATION IFRS16 (Details) R$ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Aug. 24, 2017 BRL (R$)	Aug. 24, 2017 USD ($)	Jul. 24, 2017 BRL (R$)	Jul. 24, 2017 USD ($)	Apr. 25, 2017 BRL (R$)	Apr. 25, 2017 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 137,842,000	$ 181,564,000	$ 184,099,000	R$ 4,570	$ 1,179,000	R$ 4,220	$ 1,089,000	R$ 23,615	$ 6,094,000
Non-current lease liabilities	99,515,000	142,738,000
Current lease liabilities	53,184,000	52,027,000
Long-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	134,920,000	2,369,000
Short-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	134,920,000	$ 3,158,000
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	184,099,000
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member] | Long-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	132,551,000
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member] | Short-term borrowings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Current lease liabilities	$ 51,548,000